Cover	May 01, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2024
Entity File Number	333-235700
Entity Registrant Name	SYNERGY EMPIRE LIMITED
Entity Central Index Key	0001766267
Entity Tax Identification Number	38-4096727
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Lot 1G & 2G
Entity Address, Address Line Two	Kompleks Lanai
Entity Address, Address Line Three	No. 2, Persiaran Seri Perdana
Entity Address, City or Town	Putrajaya
Entity Address, Country	MY
Entity Address, Postal Zip Code	62250
City Area Code	+603 8890 2968
Local Phone Number	8890 2968
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	SHMY